Discontinued Operations (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Accounts receivable, net	$ 1	$ 1	$ 1
Notes and other receivables	8	8	8
Other assets	14	14	763
Total Current Assets		23	772
Other assets
Total Assets	23	23	772
Current Liabilities
Accounts payable	178	178	178
Accrued liabilities	913	904	888
Deferred revenue	236	236	236
Due to related party	4	1	2
Short-term debt	722	722	722
Total Current Liabilities		2,041	2,026
Long Term Liabilities
Total Liabilities	$ 2,053	$ 2,041	$ 2,026